Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases	Leases
The Company leases an office under a non-cancelable operating lease agreement. Pursuant to the new lease standard ASC 842-10-55, this lease is treated as an operating lease. The Company’s lease agreement does not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. This lease is on a fixed payment basis. None of the leases include contingent rentals.

Description of lease	Lease term
Office at Wanchai, Hong Kong	2 years from January 31, 2022 to January 30, 2024
Office at Wanchai, Hong Kong	2 years from January 31, 2024 to January 30, 2026
(a) Amounts recognized in the consolidated balance sheet:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Right-of-use assets	1,563,916	852,343	108,580

Operating lease liabilities - current	1,440,666	852,343	108,580
Operating lease liabilities - non-current	123,249	-	-

Weighted average remaining lease term (in years)	1.08	0.59
Weighted average discount rate (%)	4.88	4.88
(b) A summary of lease cost recognized in the Company’s unaudited condensed consolidated statements of income and supplemental cash flow information related to operating leases for the six months ended June 30, 2024 and 2025 is as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Amortization charge of right-of-use assets	751,883	742,500	94,587
Operating lease expense	805,297	795,795	101,376
Cash paid for operating leases	757,500	742,500	94,587
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	-	-	-
(c) The following table shows the remaining contractual maturities of the Company’s operating lease liabilities as of June 30, 2025:

	HK$	US$
2025 (remaining)	742,500	94,587
2026	123,750	15,765
Total future lease payments	866,250	110,352
Less: imputed interest	(13,907)	(1,772)
Present value of operating lease liabilities	852,343	108,580